Operating Expenses	12 Months Ended
Dec. 31, 2022
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Operating Expenses
Note 5: Operating Expenses
The components of operating expenses include the following:

	Year ended December 31,

	2022	2021
Salaries, commissions and allowances	2,408	2,478
Share-based payments	85	76
Post-employment benefits	143	144
Total staff costs	2,636	2,698
Goods and services (1)	1,316	1,306
Content	269	276
Telecommunications	37	50
Facilities	41	48
Fair value adjustments (2)	(19)	(8)
Total operating expenses	4,280	4,370
(1) Goods and services include professional fees, consulting and outsourcing services, contractors, selling and marketing, and other general and administrative costs.
(2) Fair value adjustments primarily represent gains or losses on intercompany balances that arise in the ordinary course of business due to changes in foreign currency exchange rates.

Operating expenses included $171 million and $183 million in 2022 and 2021, respectively, related to the Change Program. The charges included severance as well as costs to drive technology and digital sales efficiencies.